DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Aug. 14, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant description	Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (the “DAAQ Public Warrants”).
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Proceeds from Issuance of Warrants			$ 468,608
Investment government treasury maturity days	185 days
Transaction costs			10,931,212
Cash underwriting fees			1,725,000
Payments for Underwriting Expense			1,725,000
Deferred underwriting fees			6,900,000
Other offering costs			$ 581,212
Percentage of aggregate fair market value of asset			80.00%
Business acquisition percentage of voting interests to be acquired on post transaction			5000.00%
Shares issued price per share	$ 10.00		$ 10.00
Redemption of percentage of common stock included in units sold in offering			1500.00%
Share price			$ 10.00
Interest to pay liquidation expenses			$ 100,000
Working capital surplus			$ 1,037,010
Due from Sponsor				$ 1,221,540
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,450,000
Proceeds from Issuance of Warrants			$ 5,450,000
Payments for Underwriting Expense			$ 1,725,000
Private Placement Warrants [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			258,750
Private Placement Warrants [Member] | Representatives [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Purchase of Assets			1,466,250
Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			3,725,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	17,250,000
Sale of stock value	$ 172,500,000
Due were proceed by sponsor	$ 1,602,224
IPO [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,450,000
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	2,250,000
Proceeds from IPO	$ 172,500,000
Public Warrants [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant, Number of securities called by warrant	1